Average Annual Total Returns - ProShares Ultra Russell2000	None OneYear	None FiveYears	None TenYears	None After Taxes on Distributions OneYear	None After Taxes on Distributions FiveYears	None After Taxes on Distributions TenYears	None After Taxes on Distributions and Sales of Shares OneYear	None After Taxes on Distributions and Sales of Shares FiveYears	None After Taxes on Distributions and Sales of Shares TenYears	Russell 2000® Index OneYear		Russell 2000® Index FiveYears		Russell 2000® Index TenYears
Total	48.48%	11.64%	18.62%	48.27%	11.56%	18.57%	28.83%	9.28%	16.07%	25.52%	[1]	3.72%	[1]	11.82%	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.